Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value			$ 3,377
Depreciation of the year	$ (313)	$ (320)	(942)	$ (887)
Property, plant and equipment, opening book value, Total	$ 4,116		$ 4,116